SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands								1 Months Ended				12 Months Ended			60 Months Ended
	Dec. 28, 2015 $ / shares shares	Aug. 10, 2015 $ / shares shares	Jun. 01, 2015 $ / shares shares	Jan. 02, 2015 $ / shares shares	Sep. 18, 2014 $ / shares shares	Jul. 16, 2014 shares	Jul. 13, 2014 $ / shares shares	Feb. 28, 2014 shares	Oct. 31, 2013 shares	Dec. 31, 2006 shares	May. 31, 2004 shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2011 $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2011 ₪ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional options authorized									1,100,000	700,000	650,000
Options outstanding												1,855,809	1,294,810		1,855,809
Options available for future grant												171,128			171,128
Options granted												836,549
Exercisable at the end of the year												1,103,932			1,103,932
Intrinsic value of options exercised | $													$ 842
Unrecognized compensation costs related to non-vested share-based compensation arrangements | $												$ 1,456			$ 1,456
Unrecognized compensation costs related to non-vested share-based compensation arrangements, recognition period												2 years 9 months
Weighted average grant date fair values of options granted | $ / shares												$ 1.67	$ 1.85
Issuance of Ordinary shares and Warrants, net (Note 10b), shares								3,162,500
eGistics [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares issued in conjunction of the acquisition						2,353,310
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		35,000	516,549	10,000	52,500		100,000
Vesting period				2 years	3 years		3 years
Vesting period description		One third will be exercisable in one year, one third will be exercisable in two years, and one third will be exercisable in three years.	One third will be exercisable in one year, one third will be exercisable in two years, and one third will be exercisable in three years.
Exercise price | $ / shares		$ 3.45	$ 3.42	$ 3.42	$ 4.15		$ 3.95
Transaction One [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	200,000
Vesting period description	One half was exercisable on December 31, 2015, and one half will be exercisable on December 31, 2016.
Exercise price | $ / shares	$ 3.30
Transaction Two [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	50,000
Vesting period description	One half will be exercisable on May 21, 2015, and one half will be exercisable on May 21, 2016.
Exercise price | $ / shares	$ 3.30
Transaction Three [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	25,000
Vesting period description	One third will be exercisable on December 31, 2015, one third will be exercisable on December 31, 2016, and one third will be exercisable on December 31, 2017.
Exercise price | $ / shares	$ 3.40
Warrant [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants granted														441,750
Warrant exercise price | $ / shares														$ 2.20
Warrant par value | ₪ / shares																₪ 0.04
Warrant term														5 years
Warrants exercised															297,150
Warrants outstanding												144,600			144,600